CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Parenthetical)		1 Months Ended	12 Months Ended
	Jan. 07, 2021	Jan. 31, 2021	Dec. 31, 2020
Common stock exchange ratio	206.81%	206.81%	206.81%
Common Class B
Common stock exchange ratio	206.81%	206.81%